UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [      ] ;  Amendment Number:
This Amendment  ( Check only one. ) :  [      ] is a restatement.
                                                                 [      ] adds
new holdings entries.

Institutional Investment Manager filing THIS REPORT :

Name:        Stuyvesant Capital Management
Address:    181 Harbor Drive
                  Stamford, CT  06902

13F File Number:  0001086131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that
all information contained herein is true, correct and complete, and that it is understood
that all required items, statements, schedules, lists, and tables, are considered integral
parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wendy Clark
Title   :  Office Manager
Phone :  203-964-9902
Signature, Place, and Date of Signing :    Wendy Clark, Stamford, CT  06902 on
					       May 21, 1999




Report Type ( Check only one.) :

[   x   ]             13 F HOLDINGS REPORT.

[      ]             13 F NOTICE.

[      ]             13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.








































FORM 13 F SUMMARY PAGE



Report Summary :  13F

Number of Other Included Mangers :  0

Form 13 F Information Table Entry Total :  64

Form 13 F Information Table Value Total :  95037



List of Other Included Managers :  0

No.     13 F File Number  0001086131     Name:  Stuyvesant Capital Management


NAME OF
ISSUER
TITLE OF
CLASS
CUSIP
VALUE
SHARES
INVESTMENT OTHER      VOTING AUTHORITY








DSCRETN    MANAGERS   SOLE    SHARED NONE













AMR
CORP
COM
176510
1031





AT&T
COM
195710
276
3452




AMERICA
N
GENERA
L
COM
2635110
842
11950




AMERICA
N HOME
PRODUC
TS
COM
2660910
1044
16000




AMERICA
N
INTERNA
TIONAL
GROUP
COM
2687410
9333
77368




ASARCO
COM
4341310
670
48500




BP
AMOCO
COM
5562210
2646
267




BELO
COM
8055510
456
24995




BRISTOL
MEYERS
COM
11012210
528
8228




CARLISL
E
COM
14233910
397
8500




CHAMPIO
N
INTERNA
TIONAL
COM
15852510
526
12800




CILCORP
COM
17179410
227
3775




CINERGY
COM
17247410
582
21160




DAIMLER
CHRYSLE
R
COM
D1668R12
762
8878




DELTA
AIR
COM
24736110
3856
55475




DIAMOND
OFFSHO
RE
COM
25271C10
833
26350




DOW
CHEMICA
L
COM
26054310
1729
18550




DUPONT
COM
26353410
409
7040




EASTMA
N KODAK
COM
27746110
252
3949




EXXON
COM
30229010
2117
30008




FLEET
FINANCIA
L
COM
33891510
316
8400




FRANCHI
SE
FINANCE
COM
35180710
558
26500




FRONTIE
R CORP
COM
 35906P10
1494
28800




GTE
COM
36232010
1786
29525




GENERA
L
ELECTRI
C
COM
36960410
1770
16000




GENERA
L
MOTORS
COM
37044210
5644
64871




HOMEST
AKE
MINING
COM
43761410
2123      2
46150




HOUSEH
OLD
INTERNA
TIONAL
COM
44181510
2998
65700




ITT
INUDSTRI
ES
COM
450681410
500
14125




IBM
COM
45920010
588
3318




JOHNSO
N &
JOHNSO
N
COM
47816010
262
2800




KAUFMA
N &
BROAD
COM
48616810
779
34525




KEYSTO
NE
FINANCIA
L
COM
49348210
6630      2
5584




LTV
CORP
COM
50192110
1695      3
15350




MELLON
BANK
COM
58550910
2264
32170




MERCK
COM
58933110
1809
22580




MOBIL
COM
60705910
868
9866




NAVISTA
R
COM
6.39E+14
5317      1
32300




NIPSCO
COM
62914010
1342
49700




NORFOL
K
SOUTHE
RN
COM
65584410
311
11799




PP&L
RESOUR
CES
COM
69349910
265
10720




PEPSICO
COM
71344810
293
7482




PHILLIP
MORRIS
COM
71815410
2553
72550




PHILLIPS
PETROLE
UM
COM
71850710
850
1800




POTASH
COM
 73755L10
924
17280




PUBLIC
SERVICE
COM
74457310
351
9200




QUANTU
M
COM
74790610
1663
92400




ROWAN
CO.
COM
77938210
2088      1
64500




SIMPSON
COM
82906010
693
7200




SOUTHD
OWN
COM
84129710
2098
39075




SOUTHW
ESTERN
ENERGY
COM
84546710
737      1
4300




SPRINT
COM
85206110
454
4623




TEXACO
COM
88169410
1806
31825




TIMKEN
COM
88738910
2842      1
74870




TIME
WARNER
COM
88731510
259
3660




TRANSC
ANADA
PIPELINE
S
COM
89352610
420
32800




TYCO
INTL.
COM
90212410
2397
33400




U.S.
STEEL
COM
9033710
1167
49650




UNION
PACIFIC
COM
90783410
214
4000




UNISYS
COM
90921410
263
9500




UTILICOR
P
COM
91800510
358
15750




WASHIN
GTON
MUTUAL
COM
93932210
3429
83892




WESTER
N
RESOUR
CES
COM
95942510
546
20450




MEDIA 1
PREFERE
D
PFD
91288940
257
2000




MERRILL
LYNCH
PFD
59021K20
540
21300
















95037